Long-term investment (Details) - USD ($)	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 10, 2022
Long-term investment
Total impairment charge	$ 610,302	$ 610,302
Impairment loss of long-term investment	$ 0	$ 0
Subscription agreement | Partnership
Long-term investment
Investment			$ 3,000,000
Sharing percentage	8.8235%